INVESTMENTS (Details) $ in Thousands	Dec. 31, 2023 USD ($) EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments
INVESTMENTS
Equity securities	$ 323,711	$ 304,618
Share purchase warrants	21,546	28,124
Total investments	$ 345,257	$ 332,742
Number of equity investments | EquityInstruments	48	43
Rupert Resources Ltd.
INVESTMENTS
Equity securities	$ 88,505	$ 105,324
Total investments	88,505	105,324
Orla Mining Ltd.
INVESTMENTS
Equity securities	90,158	95,548
Share purchase warrants	15,093	27,152
Total investments	105,251	122,700
Wallbridge Mining Company Ltd.
INVESTMENTS
Equity securities		11,499
Total investments		11,499
White Gold Corp.
INVESTMENTS
Equity securities		9,823
Share purchase warrants		6
Total investments		9,829
Canada Nickel
INVESTMENTS
Equity securities	16,894
Share purchase warrants	1,830
Total investments	18,724
Other
INVESTMENTS
Equity securities	128,154	82,424
Share purchase warrants	4,623	966
Total investments	$ 132,777	$ 83,390